STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	June 30, 2015	June 30, 2014
Risk-free interest rate	1.68% - 2.07%	2.13% - 2.73%
Dividend yield	0%	0%
Stock price volatility	123.45%-145.24%	77.6% - 79.2%
Expected life	5 - 10 years	8-10 years
Weighted average grant date fair value	$5.98	$5.50

	December 31, 2014	December 31, 2013
Risk-free interest rate	1.97%-2.73%	0.62%-0.86%
Dividend yield	0%	0%
Stock price volatility	76%-79%	35%-118%
Expected life	6-10 years	6-10 years
Weighted average grant date fair value	$5.50	$5.50

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted Average Remaining Contractual Term
		Weighted-Average Exercise Price		Aggregate Intrinsic Value
	Shares
Outstanding at January 1, 2015	441,064	$8.44	4.2	$858,766
Granted	126,500	$6.88	10.0
Canceled/expired	(1,625)	$5.73
Outstanding at June 30, 2015	565,939	$8.09	4.9	$118,486

Exercisable at June 30, 2015	344,683	$8.05	3.7	$110,570

		Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
	Shares
Outstanding at January 1, 2013	189,211	$12.540	9.35	$-
Grants	113,171	$11.585	10.00	$-
Exercised	-
Forfeitures or expirations	(24,830)	$41.500
Outstanding at January 1, 2014	277,552	$9.570	8.7	$259,558
Grants	246,255	$6.500	10.00	$-
Exercised	(8,400)
Forfeitures or expirations	(74,352)	8.115
Outstanding at December 31, 2014	441,055	$8.435	4.2	$858,766

Exercisable at December 31, 2014	227,263	$8.110	4.3	$573,899

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Options Outstanding		Options Exercisable
		Weighted Average Remaining Life In Years
			Exercisable Number of Options
Exercise Price	Number of Options

$0.00-5.00	165,081	4.0	149,247
5.01-12.50	375,449	5.3	174,494
12.51-25.00	15,008	4.7	15,008
25.01-45.00	10,401	4.7	5,934
	565,939	4.9	344,683

Options Outstanding		Options Exercisable
		Weighted Average Remaining Life In Years
			Exercisable Number of Options
Exercise Price	Number of Options

$0.00-5.00	157,581	4.6	138,831
5.50-12.50	258,074	3.7	67,499
13.00-25.00	15,000	7.4	15,000
25.50-45.00	10,400	5.2	5,933
	441,055	4.1	227,263

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Restricted shares issued as of January 1, 2013	269,133
Granted	-
Total Restricted Shares Issued at December 31, 2013	269,133
Granted	-
Total Restricted Shares Issued at December 31, 2014	269,133
Vested at December 31, 2014	(225,514)
Unvested restricted shares as of December 31, 2014	43,619

Schedule Of Outstanding Warrants [TableTextBlock]
Exercise Price	Number Outstanding
		Expiration Date
$5.00	220,913	August 2016
		.

Schedule Of Warrants Activity [TableTextBlock]
			Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
		Weighted-Average Exercise Price
	Shares
Outstanding at January 1, 2015	220,913	$5.00	1.7	$1,325,478
Grants	-			$-
Exercised	-
Forfeitures or expirations	-
Outstanding at June 30, 2015	220,913	$5.00	1.2	$110,457

Exercisable at June 30, 2015	220,913	$5.00	1.2	$110,457

			Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
		Weighted-Average Exercise Price
	Shares
Outstanding at January 1, 2013	649,915	$3.85	4.4	$-
Issued	-
Exercised	-
Forfeitures or expirations	-
Outstanding at January 1, 2014	649,915	$3.85	3.4	$-
Grants	-			$-
Exercised	(409,823)	$2.50
Forfeitures or expirations	(19,179)	$31.00
Outstanding at December 31, 2014	220,913	$2.50	1.7	$1,325,478

Exercisable at December 31, 2014	220,913	$2.50	1.7	$1,325,478